LONG-TERM DEBT - Disclosure of principal repayments required on long-term debt (Details) $ in Thousands	Aug. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [abstract]
Less than 1 year	$ 80
1 to 2 years	80
2 to 3 years	79
3 to 4 years	61
4 to 5 years	30
Thereafter	0
Total	$ 330